Debt - Summary of outstanding notes (Details) € in Millions, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Jul. 31, 2023 EUR (€)	Jun. 30, 2023 EUR (€)	Apr. 30, 2023 EUR (€)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 29,463							€ 27,153	€ 33,581
STELLANTIS N.V. (Peugeot S.A.) 2016
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 500				€ 500
Coupon %	237.50%	237.50%
STELLANTIS N.V. (Peugeot S.A.) 2017
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 600
Coupon %	200.00%	200.00%
STELLANTIS N.V. (Peugeot S.A.) 2017
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 100
Coupon %	200.00%	200.00%
STELLANTIS N.V. (Peugeot S.A.) 2018
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 650
Coupon %	200.00%	200.00%
STELLANTIS N.V. (Peugeot S.A.) 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 600
Coupon %	112.50%	112.50%
STELLANTIS N.V. (Peugeot S.A.) 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000
Coupon %	275.00%	275.00%
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 100
Coupon %	1.05%	1.05%
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 60
Coupon %	160.00%	160.00%
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 50
Coupon %	181.00%	181.00%
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 70
Coupon %	105.00%	105.00%
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 204
Coupon %	140.00%	140.00%
STELLANTIS N.V. (FCA N.V.) 2016
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	3.75%	3.75%
STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250		€ 1,250
Coupon %	3.375%	3.375%	337.50%
STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	3.875%	3.875%
STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000
Coupon %	450.00%	450.00%
STELLANTIS N.V. 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	62.50%	62.50%
STELLANTIS N.V. 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	75.00%	75.00%
STELLANTIS N.V. 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	125.00%	125.00%
STELLANTIS N.V. 2022
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000
Coupon %	275.00%	275.00%
STELLANTIS N.V. 2023 - Green Bond
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250						€ 1,250
Coupon %	437.50%	437.50%					4.375%
STELLANTIS N.V. 2023
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250			€ 1,250
Coupon %	425.00%	425.00%		4.25%
STELLANTIS N.V. (FCA N.V.) 2015
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)		$ 1,500			€ 1,400	$ 1,500
Coupon %	525.00%	525.00%
STELLANTIS FINANCE US 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 1,000
Coupon %	171.10%	171.10%
STELLANTIS FINANCE US 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 1,000
Coupon %	269.10%	269.10%
STELLANTIS FINANCE US 2022
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 550
Coupon %	562.50%	562.50%
STELLANTIS FINANCE US 2022
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 700
Coupon %	637.50%	637.50%
GIE PSA Trésorerie 2003
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 600
Coupon %	600.00%	600.00%
Gross amount | STELLANTIS N.V. (Peugeot S.A.) 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 0							508
Gross amount | STELLANTIS N.V. (Peugeot S.A.) 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	609							608
Gross amount | STELLANTIS N.V. (Peugeot S.A.) 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	102							102
Gross amount | STELLANTIS N.V. (Peugeot S.A.) 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	659							658
Gross amount | STELLANTIS N.V. (Peugeot S.A.) 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	596							594
Gross amount | STELLANTIS N.V. (Peugeot S.A.) 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	1,014							1,011
Gross amount | STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	0							101
Gross amount | STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	61							61
Gross amount | STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	50							50
Gross amount | STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	0							71
Gross amount | STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	207							204
Gross amount | STELLANTIS N.V. (FCA N.V.) 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	1,296							1,340
Gross amount | STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	0							1,289
Gross amount | STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	1,381							1,420
Gross amount | STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	1,200							1,219
Gross amount | STELLANTIS N.V. 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	1,256							1,254
Gross amount | STELLANTIS N.V. 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	1,254							1,250
Gross amount | STELLANTIS N.V. 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	1,241							1,240
Gross amount | STELLANTIS N.V. 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	1,016							1,016
Gross amount | STELLANTIS N.V. 2023 - Green Bond
Disclosure of detailed information about borrowings [line items]
Borrowings	1,285							0
Gross amount | STELLANTIS N.V. 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	1,266							0
Gross amount | STELLANTIS N.V. (FCA N.V.) 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	0							1,437
Gross amount | STELLANTIS FINANCE US 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	909							942
Gross amount | STELLANTIS FINANCE US 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	909							941
Gross amount | STELLANTIS FINANCE US 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	512							520
Gross amount | STELLANTIS FINANCE US 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	643							665
Gross amount | GIE PSA Trésorerie 2003
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 749							€ 764